Demand Note	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Notes to Financial Statements
Demand Note
4.	Intellectual Property

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	December 31, 2018	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Accumulated Amortization	624,478	509,790
Intellectual Property, Net	$1,669,292	$1,783,980

Amortization expense for the three- and six-month periods ended December 31, 2018 was $57,344 and $114,689, respectively, and for the three- and six-month periods ended December 30, 2017 was $57,344 and $114,689, respectively. Estimated future amortization expense is as follows:

Year ending June 2019 (remaining six months)	$114,689
2020	229,377
2021	229,377
2022	229,377
2023	229,377
Thereafter	637,095
$1,669,292

5. Demand Note

On May 21, 2018, the Company received $250,000 in exchange for a promissory note from Acuitas Group Holding LLC. The promissory note carries 10% interest per year and has a maturity date of 10 business days of demand by Payee. The promissory note also has a provision that in the event of a superseding equity financing transaction, the Payor will receive 50% warrant coverage on same terms as if the superseding transactions occurs. On July 3, 2018, the Company entered into an equity financing transaction which resulted in Acuitas Group Holding LLC., receiving 833,333 warrants that expire on July 3rd 2024 with an exercise price of 1.8 cents per share. The Company valued the warrants at $29,666 using the Black Scholes Model and the following assumptions were used: volatility – 169%; Term – 6 years; Risk Free Rate – 2.96%; dividend rate – 0.00%. Based on their relative fair value, the Company allocated $26,519 of the proceeds to the warrants, which was recorded as additional interest expense for the year ended June 30, 2018. As the promissory note was converted into common stock subsequent to June 30, 2018, the balance as of June 30, 2018 is classified as long term on the accompanying balance sheet.